Equity - Summary of Hybrid Securities (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Hybrid Securities [line Items]
Hybrid securities	₩ 4,434,251	$ 3,518,744	₩ 2,838,221
Description Of Detailed Information About Hybrid Securities Explanatory [Text Block]	On the other hand, hybrid securities of ￦ 873,908 million issued by Kookmin Bank, hybrid securities of ￦ 82,679 million issued by KB Securities Co., Ltd. and hybrid securities of ￦ 49,800 million issued by KB Life Insurance Co., Ltd. are recognized as non-controlling
	interests and are early redeemable after 5 years from the issuance date and each interest payment date thereafter.
Hybrid Instrument
Hybrid Securities [line Items]
Hybrid securities	₩ 4,434,251		2,838,221
Description Of Detailed Information About Hybrid Securities Explanatory [Text Block]	The above hybrid securities are early redeemable by the Group after 5 or 7 or 10 years from the issuance date.
The 1-1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date	May 02, 2019
Maturity	Perpetual bond
Interest Rate	3.23%	3.23%
Hybrid securities	₩ 349,309		349,309
The 1-2nd Hybrid securities
Hybrid Securities [line Items]
Issuance date	May 02, 2019
Maturity	Perpetual bond
Interest Rate	3.44%	3.44%
Hybrid securities	₩ 49,896		49,896
The 2-1st Hybrid securities
Hybrid Securities [line Items]
Issuance date	May 08, 2020
Maturity	Perpetual bond
Interest Rate	3.30%	3.30%
Hybrid securities	₩ 324,099		324,099
The 2-2nd Hybrid securities
Hybrid Securities [line Items]
Issuance date	May 08, 2020
Maturity	Perpetual bond
Interest Rate	3.43%	3.43%
Hybrid securities	₩ 74,812		74,812
The 3-1st Hybrid securities
Hybrid Securities [line Items]
Issuance date	Jul. 14, 2020
Maturity	Perpetual bond
Interest Rate	3.17%	3.17%
Hybrid securities	₩ 369,099		369,099
The 3-2nd Hybrid securities
Hybrid Securities [line Items]
Issuance date	Jul. 14, 2020
Maturity	Perpetual bond
Interest Rate	3.38%	3.38%
Hybrid securities	₩ 29,922		29,922
The 4-1st Hybrid securities
Hybrid Securities [line Items]
Issuance date	Oct. 20, 2020
Maturity	Perpetual bond
Interest Rate	3.00%	3.00%
Hybrid securities	₩ 433,996		433,996
The 4-2nd Hybrid securities
Hybrid Securities [line Items]
Issuance date	Oct. 20, 2020
Maturity	Perpetual bond
Interest Rate	3.28%	3.28%
Hybrid securities	₩ 64,855		64,855
The 5-1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Feb. 19, 2021
Maturity	Perpetual bond
Interest Rate	2.67%	2.67%
Hybrid securities	₩ 419,071		419,071
The 5-2nd Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Feb. 19, 2021
Maturity	Perpetual bond
Interest Rate	2.87%	2.87%
Hybrid securities	₩ 59,862		59,862
The 5-3rd Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Feb. 19, 2021
Maturity	Perpetual bond
Interest Rate	3.28%	3.28%
Hybrid securities	₩ 119,727		119,727
The 6 -1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date	May 28, 2021
Maturity	Perpetual bond
Interest Rate	3.20%	3.20%
Hybrid securities	₩ 165,563		165,563
The 6-2nd Hybrid Securities
Hybrid Securities [line Items]
Issuance date	May 28, 2021
Maturity	Perpetual bond
Interest Rate	3.60%	3.60%
Hybrid securities	₩ 109,708		109,708
The 7-1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Oct. 08, 2021
Maturity	Perpetual bond
Interest Rate	3.57%	3.57%
Hybrid securities	₩ 208,468		208,468
The 7-2nd Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Oct. 08, 2021
Maturity	Perpetual bond
Interest Rate	3.80%	3.80%
Hybrid securities	₩ 59,834		59,834
The 8-1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Feb. 16, 2022
Maturity	Perpetual bond
Interest Rate	4.00%	4.00%
Hybrid securities	₩ 442,970		0
The 8-2nd Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Feb. 16, 2022
Maturity	Perpetual bond
Interest Rate	4.30%	4.30%
Hybrid securities	₩ 155,626		0
The 9-1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date	May 12, 2022
Maturity	Perpetual bond
Interest Rate	4.68%	4.68%
Hybrid securities	₩ 478,829		0
The 9-2nd Hybrid Securities
Hybrid Securities [line Items]
Issuance date	May 12, 2022
Maturity	Perpetual bond
Interest Rate	4.97%	4.97%
Hybrid securities	₩ 19,906		0
The 10-1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Aug. 26, 2022
Maturity	Perpetual bond
Interest Rate	4.90%	4.90%
Hybrid securities	₩ 407,936		0
The 10-2nd Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Aug. 26, 2022
Maturity	Perpetual bond
Interest Rate	5.15%	5.15%
Hybrid securities	₩ 70,819		0
The 10-3rd Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Aug. 26, 2022
Maturity	Perpetual bond
Interest Rate	5.30%	5.30%
Hybrid securities	₩ 19,944		₩ 0